Intangible Assets -Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Schedule Of Intangible Assets [Line Items]
Operating segment | Segment	1
Goodwill impairment	$ 0	$ 0
Estimated equity value	900,400,000	465,300,000
Exceeds the reported net assets	275,400,000	100,500,000
Equity value	$ 626,500,000	$ 364,800,000
Purchased Software
Schedule Of Intangible Assets [Line Items]
Amortization method	straight-line method
Estimated life	5 years
Capitalized Internally Developed Software Costs
Schedule Of Intangible Assets [Line Items]
Amortization method	straight-line method
Estimated life	5 years